Purchased services and licenses - Summary Of Purchased Services And Licenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Non-capitalized licenses and sports rights	€ 48,324	€ 46,804	€ 18,194
Data journalist and freelancer fees	16,225	15,728	15,991
Production costs	17,188	9,880	13,811
Variable service fees	6,829	4,016	5,755
Sales agents	3,924	1,786	2,095
Consultancy fees	9,930	1,316	2,855
Optima platform and consultancy fees	2,370	2,605
Ads costs and operational fees	9,861	4,147	1,233
Other costs	4,775	3,025	1,461
Total	€ 119,426	€ 89,307	€ 61,395